Capitalization of Software for Resale	6 Months Ended
Jun. 30, 2022
Capitalization of Software for Resale
Capitalization of Software for Resale

Note 5. Capitalization of Software for Resale

As of June 30, 2022, there were $789,350 of costs capitalized ($678,973 as of December 31, 2021) and $368,126 of accumulated amortization ($261,323 as of December 31, 2021). During the three and six months ended June 30, 2022, there was $53,402 and $106,803 respectively, of amortization expense recorded ($39,844 and 74,794 respectively, for the three and six months ended June 30, 2021). Costs incurred prior to reaching technological feasibility are expensed as incurred. During the three and six months ended June 30, 2022, there was approximately $7,800 and $16,100, respectively, of labor amounts expensed related to these development costs ($46,900 and $87,700, respectively, for the three and six months ended June 30, 2021).